PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net, as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Buildings and improvements	$25,075	$20,330
Machinery, equipment, vehicles and office furniture	24,848	23,755
Computer equipment, hardware and software	5,617	3,836
Launch site assets	9,611	7,582
Construction in process	22,379	10,177

Property, plant and equipment—gross	87,530	65,680
Less accumulated depreciation and amortization	(22,191)	(15,848)

Property, plant and equipment—net	$65,339	$49,832

Depreciation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
Cost of revenues	$4,608	$4,527
Research and development, net	585	416
Selling, general and administrative	2,337	1,591

Total depreciation expense	$7,530	$6,534